Schedules of Investments (unaudited)
Pax High Yield Bond Fund	March 31, 2021

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS		0
(Cost $178,981)

PREFERRED STOCKS: 0.5%
HEALTH CARE: 0.3%
Avantor, Inc., 6.250%	20,000	1,805,400
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
		1,805,400

LEISURE: 0.2%
RLJ Lodging Trust, REIT, 1.950%	40,000	1,110,400

TOTAL PREFERRED STOCKS		2,915,800
(Cost $2,381,940)

BONDS: 94.8%
COMMUNITY INVESTMENT NOTES: 0.1%
CINI Investment Note, 2.000%, 09/30/23 (b)(c)	$500,813	500,813
(Cost $500,813)

CORPORATE BONDS: 92.5%
AUTOMOTIVE: 5.2%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	2,500,000	2,663,250
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	1,000,000	970,625
Ford Motor Co., 8.500%, 04/21/23	2,000,000	2,232,500
Ford Motor Co., 9.000%, 04/22/25	3,000,000	3,637,200
Ford Motor Credit Co., LLC, 4.250%, 09/20/22	1,000,000	1,032,980
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	1,032,500
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,000,000	2,073,560
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,000,000	3,240,690
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	1,000,000	993,240
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	2,000,000	2,098,340
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	2,000,000	2,059,375
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,000,000	1,052,065
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	1,000,000	1,096,060
Meritor, Inc., 6.250%, 02/15/24	865,000	882,473
Meritor, Inc., 144A, 6.250%, 06/01/25 (d)	1,000,000	1,067,500
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	1,000,000	1,004,875
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (d)	1,000,000	1,000,000
		28,137,233

BANKING: 0.6%
Ally Financial, Inc., 5.750%, 11/20/25	3,000,000	3,412,150

BASIC INDUSTRY: 10.9%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	2,000,000	2,102,260
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	1,000,000	1,056,875
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (d)	3,000,000	3,273,225
Alcoa Nederland Holding BV, 144A, 4.125%, 03/31/29 (d)	1,000,000	1,009,790
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	1,000,000	1,039,375
Big River Steel, LLC/BRS Finance Corp., 144A, 6.625%, 01/31/29 (d)	2,000,000	2,183,110
Carpenter Technology Corp., 6.375%, 07/15/28	1,500,000	1,612,874
Cleveland-Cliffs, Inc., 144A, 9.875%, 10/17/25 (d)	662,000	776,394
Cleveland-Cliffs, Inc., 144A, 6.750%, 03/15/26 (d)	500,000	544,375
Cleveland-Cliffs, Inc., 144A, 4.625%, 03/01/29 (d)	500,000	499,775
Foxtrot Escrow Issuer, LLC/Corp., 144A, 12.250%, 11/15/26 (d)	2,000,000	2,288,430
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	983,000	1,014,948
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	500,000	551,250
Ingevity Corp., 144A, 4.500%, 02/01/26 (d)	1,500,000	1,532,220
Ingevity Corp., 144A, 3.875%, 11/01/28 (d)	1,750,000	1,700,781
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	1,800,000	1,864,125
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	3,000,000	3,097,995
LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (d)	1,500,000	1,546,875
Mercer International, Inc., 5.500%, 01/15/26	1,000,000	1,026,875
Mercer International, Inc., 144A, 5.125%, 02/01/29 (d)	2,500,000	2,593,124
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (d)	2,500,000	2,737,500
Novelis Corp., 144A, 5.875%, 09/30/26 (d)	1,500,000	1,572,075
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	1,000,000	1,031,985
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	1,000,000	1,019,885
Shea Homes, LP/Funding Corp., 144A, 4.750%, 04/01/29 (d)	1,000,000	1,014,000
SPCM SA, 144A, 4.875%, 09/15/25 (d)	1,150,000	1,181,683
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	5,000,000	5,221,874
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,000,000	1,010,535
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,550,000	1,666,250
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	4,000,000	4,169,240
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,414,688
Venator Finance Sarl/Venator Materials, LLC, 144A, 9.500%, 07/01/25 (d)	1,500,000	1,683,750
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,750,000	1,861,239
		58,899,380

CAPITAL GOODS: 6.0%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	1,500,000	1,576,440
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,000,000	989,620
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	2,000,000	1,997,500
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,000,000	1,027,800
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	3,000,000	3,074,850
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/28 (d)	2,000,000	1,986,250
Canpack SA/Eastern PA Land Investment Holding, LLC, 144A, 3.125%, 11/01/25 (d)	1,750,000	1,778,438
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	2,000,000	2,013,760
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,000,000	1,136,250
Howmet Aerospace, Inc., 6.750%, 01/15/28	1,000,000	1,181,250
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	3,000,000	3,241,875
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	1,500,000	1,542,188
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,000,000	1,108,124
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	2,500,000	2,722,500
Terex Corp., 144A, 5.000%, 05/15/29 (d)	2,000,000	2,072,900
Vertical Holdco GmbH, 144A, 7.625%, 07/15/28 (d)	1,000,000	1,077,125
Vertical US Newco, Inc., 144A, 5.250%, 07/15/27 (d)	2,000,000	2,097,500
Wabash National Corp., 144A, 5.500%, 10/01/25 (d)	1,000,000	1,026,145
Wolverine Escrow, LLC, 144A, 8.500%, 11/15/24 (d)	1,000,000	999,375
		32,649,890

CONSUMER GOODS: 6.4%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	1,000,000	1,029,050
Del Monte Foods, Inc., 144A, 11.875%, 05/15/25 (d)	1,000,000	1,150,000
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,000,000	2,205,214
Kraft Heinz Foods Co., 5.000%, 06/04/42	1,000,000	1,124,274
Kraft Heinz Foods Co., 4.375%, 06/01/46	5,000,000	5,224,913
Land O' Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,500,000	1,511,018
Mattel, Inc., 144A, 3.375%, 04/01/26 (d)	1,000,000	1,034,940
Mattel, Inc., 144A, 3.750%, 04/01/29 (d)	1,000,000	1,014,300
Mattel, Inc., 5.450%, 11/01/41	1,000,000	1,095,000
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,500,000	1,508,438
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	1,000,000	1,047,590
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	1,000,000	1,053,635
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	3,000,000	3,216,225
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	1,000,000	990,250
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,000,000	2,100,930
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,000,000	1,057,500
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (d)	1,000,000	1,071,875
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (d)	1,000,000	980,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,000,000	2,090,500
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	2,000,000	2,140,000
US Foods, Inc., 144A, 6.250%, 04/15/25 (d)	1,000,000	1,073,335
US Foods, Inc., 144A, 4.750%, 02/15/29 (d)	1,000,000	1,001,250
		34,720,237

FINANCIAL SERVICES: 3.0%
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	4,000,000	4,137,920
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	3,000,000	3,168,750
New Residential Investment Corp., 144A, 6.250%, 10/15/25 (d)	2,000,000	2,011,250
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25 (d)	1,000,000	1,037,800
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,000,000	958,750
Springleaf Finance Corp., 6.875%, 03/15/25	500,000	569,650
Springleaf Finance Corp., 7.125%, 03/15/26	1,000,000	1,154,605
Springleaf Finance Corp., 6.625%, 01/15/28	1,000,000	1,135,000
Springleaf Finance Corp., 5.375%, 11/15/29	2,000,000	2,132,500
		16,306,225

HEALTH CARE: 10.9%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,000,000	2,125,000
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,000,000	996,250
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	3,000,000	3,198,750
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	6,000,000	6,273,660
Catalent Pharma Solutions, Inc., 144A, 3.125%, 02/15/29 (d)	2,000,000	1,922,500
Centene Corp., 144A, 5.375%, 06/01/26 (d)	2,000,000	2,093,900
Centene Corp., 4.250%, 12/15/27	1,000,000	1,052,700
Centene Corp., 4.625%, 12/15/29	3,000,000	3,250,800
Centene Corp., 3.375%, 02/15/30	500,000	505,468
Centene Corp., 3.000%, 10/15/30	2,000,000	1,999,180
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	3,000,000	3,120,060
DaVita, Inc., 144A, 4.625%, 06/01/30 (d)	2,000,000	2,036,800
Emergent BioSolutions, Inc., 144A, 3.875%, 08/15/28 (d)	3,000,000	2,938,125
Encompass Health Corp., 4.500%, 02/01/28	500,000	512,905
Encompass Health Corp., 4.750%, 02/01/30	2,500,000	2,575,978
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	497,000	540,798
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 6.000%, 06/30/28 (d)	2,000,000	1,622,000
HCA, Inc., 5.375%, 02/01/25	1,500,000	1,675,500
HCA, Inc., 5.875%, 02/15/26	1,000,000	1,147,500
HCA, Inc., 3.500%, 09/01/30	1,000,000	1,012,700
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	4,000,000	4,231,040
Jaguar Holding Co. II/PPD Development, LP, 144A, 4.625%, 06/15/25 (d)	500,000	520,815
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	2,000,000	2,085,500
ModivCare, Inc., 144A, 5.875%, 11/15/25 (d)	2,000,000	2,108,750
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	2,500,000	2,634,450
MPT Operating Partnership, LP/Finance Corp., 4.625%, 08/01/29	1,000,000	1,053,749
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	1,715,000	1,825,635
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (d)	1,000,000	1,074,095
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	3,000,000	3,194,430
		59,329,038

INSURANCE: 0.4%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	2,000,000	2,152,500

LEISURE: 2.3%
Boyne USA, Inc., 144A, 7.250%, 05/01/25 (d)	1,500,000	1,563,938
Colt Merger Sub, Inc., 144A, 5.750%, 07/01/25 (d)	3,000,000	3,169,650
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	950,000	970,401
ESH Hospitality, Inc., 144A, 4.625%, 10/01/27 (d)	500,000	529,445
FelCor Lodging, LP, 6.000%, 06/01/25	2,000,000	2,058,540
MGM Resorts International, 6.750%, 05/01/25	1,000,000	1,076,575
MGM Resorts International, 5.500%, 04/15/27	1,000,000	1,075,905
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	2,000,000	2,025,600
		12,470,054

MEDIA: 15.2%
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	2,000,000	2,092,500
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	3,000,000	3,383,474
Altice France SA, 144A, 7.375%, 05/01/26 (d)	2,500,000	2,603,125
Altice France SA, 144A, 8.125%, 02/01/27 (d)	500,000	548,623
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,000,000	3,082,500
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	697,000	720,001
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,000,000	1,058,650
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,000,000	3,220,920
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	5,000,000	5,187,500
CCO Holdings, LLC/Capital Corp., 144A, 4.500%, 05/01/32 (d)	1,000,000	1,013,750
Cimpress, PLC, 144A, 7.000%, 06/15/26 (d)	1,000,000	1,059,260
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	1,000,000	1,048,750
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	1,000,000	993,205
Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/24	1,506,000	1,569,516
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,000,000	2,208,370
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,500,000	2,636,250
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	2,000,000	1,970,000
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	1,000,000	994,280
DISH DBS Corp., 6.750%, 06/01/21	1,000,000	1,007,875
DISH DBS Corp., 5.875%, 11/15/24	3,000,000	3,144,044
DISH DBS Corp., 7.375%, 07/01/28	1,000,000	1,050,300
iHeartCommunications, Inc., 8.375%, 05/01/27	1,500,000	1,612,500
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	2,500,000	2,575,750
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	1,009,190
Lamar Media Corp., 3.750%, 02/15/28	1,000,000	1,000,625
Lamar Media Corp., 4.000%, 02/15/30	1,500,000	1,498,643
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,500,000	1,601,100
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	1,500,000	1,530,180
MDC Partners, Inc., 144A, 7.500%, 05/01/24 (d)(e)	2,000,000	2,023,020
Netflix, Inc., 144A, 3.625%, 06/15/25 (d)	1,000,000	1,064,675
Netflix, Inc., 4.875%, 04/15/28	2,500,000	2,846,350
Nexstar Broadcasting, Inc., 144A, 5.625%, 07/15/27 (d)	2,500,000	2,632,000
Nexstar Broadcasting, Inc., 144A, 4.750%, 11/01/28 (d)	1,500,000	1,518,615
Nielsen Co. Luxembourg SARL, The, 144A, 5.000%, 02/01/25 (d)	1,000,000	1,024,375
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	2,000,000	2,106,250
Nielsen Finance, LLC/Co., 144A, 5.875%, 10/01/30 (d)	1,000,000	1,081,875
Outfront Media Capital, LLC/Corp., 144A, 5.000%, 08/15/27 (d)	1,000,000	1,011,690
Sirius XM Radio, Inc., 144A, 5.000%, 08/01/27 (d)	500,000	525,258
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,000,000	2,166,250
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	2,000,000	2,004,800
TEGNA, Inc., 5.000%, 09/15/29	2,500,000	2,596,750
Urban One, Inc., 144A, 7.375%, 02/01/28 (d)	2,000,000	2,073,160
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	2,000,000	2,000,000
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	1,000,000	1,039,480
Virgin Media Secured Finance PLC, 144A, 5.500%, 05/15/29 (d)	1,500,000	1,594,260
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	898,000	939,892
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,000,000	1,082,785
		82,752,366

REAL ESTATE: 1.4%
Diversified Healthcare Trust, 9.750%, 06/15/25	2,000,000	2,266,500
Diversified Healthcare Trust, 4.375%, 03/01/31	2,500,000	2,443,325
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	1,000,000	1,047,000
Kennedy-Wilson, Inc., 4.750%, 03/01/29	1,000,000	1,013,750
Kennedy-Wilson, Inc., 5.000%, 03/01/31	1,000,000	1,014,000
		7,784,575

RETAIL: 5.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,000,000	2,075,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	2,000,000	1,905,780
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, LP/Albertson's, LLC, 144A, 5.875%, 02/15/28 (d)	1,000,000	1,064,990
Carvana Co., 144A, 5.625%, 10/01/25 (d)	1,500,000	1,540,650
Carvana Co., 144A, 5.500%, 04/15/27 (d)	500,000	503,875
Carvana Co., 144A, 5.875%, 10/01/28 (d)	1,500,000	1,539,375
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,000,000	1,961,020
Fresh Market, Inc., The, 144A, 9.750%, 05/01/23 (d)	2,000,000	2,061,250
Macy's Retail Holdings, LLC, 3.625%, 06/01/24	1,000,000	1,001,250
Macy's Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	2,000,000	2,054,660
Michaels Stores, Inc., 144A, 4.750%, 10/01/27 (d)	1,000,000	1,089,000
New Albertsons, LP, 7.750%, 06/15/26	1,000,000	1,138,560
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	1,000,000	1,021,250
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (d)	2,000,000	2,052,120
PetSmart, Inc./Finance Corp., 144A, 7.750%, 02/15/29 (d)	2,000,000	2,175,700
Safeway, Inc., 7.250%, 02/01/31	1,000,000	1,163,560
Sally Holdings, LLC/Capital, Inc., 144A, 8.750%, 04/30/25 (d)	1,000,000	1,115,000
Sally Holdings, LLC/Capital, Inc., 5.625%, 12/01/25	2,000,000	2,065,500
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,500,000	3,670,625
		31,199,165

SERVICES: 7.1%
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,500,000	1,534,125
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	2,500,000	2,789,063
Dun & Bradstreet Corp., The, 144A, 10.250%, 02/15/27 (d)	1,000,000	1,118,565
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	2,000,000	2,008,080
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	2,000,000	2,110,200
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (d)	1,600,000	1,765,000
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	1,000,000	969,375
GFL Environmental, Inc., 144A, 3.500%, 09/01/28 (d)	1,000,000	971,250
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	2,000,000	2,051,250
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,000,000	1,023,760
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	2,500,000	2,533,625
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	2,000,000	2,025,500
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 08/01/24 (d)	2,500,000	2,622,138
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	1,000,000	1,026,750
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,800,000	1,915,110
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	1,000,000	1,080,475
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	3,000,000	3,127,200
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	2,000,000	2,113,000
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	1,000,000	988,750
United Rentals North America, Inc., 5.250%, 01/15/30	2,500,000	2,719,524
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	2,000,000	2,038,750
		38,531,490
TECHNOLOGY & ELECTRONICS: 7.9%
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	1,000,000	1,000,075
Arches Buyer, Inc., 144A, 6.125%, 12/01/28 (d)	1,000,000	1,031,875
Austin BidCo, Inc., 144A, 7.125%, 12/15/28 (d)	2,000,000	2,038,750
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,000,000	2,071,590
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	2,500,000	2,609,375
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	2,000,000	2,043,750
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	500,000	528,643
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	1,000,000	1,063,400
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,750,000	1,713,163
Endure Digital, Inc., 144A, 6.000%, 02/15/29 (d)	2,000,000	1,955,000
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	2,000,000	2,065,000
Logan Merger Sub, Inc., 144A, 5.500%, 09/01/27 (d)	2,000,000	2,096,260
Microchip Technology, Inc., 144A, 4.250%, 09/01/25 (d)	2,000,000	2,089,646
MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	2,000,000	2,060,300
MSCI, Inc., 144A, 3.875%, 02/15/31 (d)	1,000,000	1,023,050
NCR Corp., 144A, 5.125%, 04/15/29 (d)	2,000,000	2,026,410
Nokia Oyj, 6.625%, 05/15/39	1,350,000	1,655,424
Plantronics, Inc., 144A, 4.750%, 03/01/29 (d)	2,000,000	1,970,000
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	3,000,000	3,056,100
Twilio, Inc., 3.625%, 03/15/29	750,000	761,123
Twilio, Inc., 3.875%, 03/15/31	750,000	767,895
Unisys Corp., 144A, 6.875%, 11/01/27 (d)	2,000,000	2,195,000
Veritas US, Inc./Bermuda, Ltd., 144A, 10.500%, 02/01/24 (d)	1,500,000	1,539,375
Veritas US, Inc./Bermuda, Ltd., 144A, 7.500%, 09/01/25 (d)	2,000,000	2,082,500
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	1,500,000	1,470,000
		42,913,704

TELECOMMUNICATIONS: 7.6%
C&W Senior Financing DAC, 144A, 7.500%, 10/15/26 (d)	1,000,000	1,061,655
CenturyLink, Inc., 6.750%, 12/01/23	1,000,000	1,105,735
CenturyLink, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	1,054,629
Consolidated Communications, Inc., 144A, 6.500%, 10/01/28 (d)	2,000,000	2,163,260
Digicel Group Holdings, Ltd., 10.000%, 04/01/24	1,000,000	974,875
Embarq Corp., 7.995%, 06/01/36	1,000,000	1,152,530
Frontier Communications Corp., 144A, 5.000%, 05/01/28 (d)	1,000,000	1,019,375
Frontier Communications Corp., 144A, 6.750%, 05/01/29 (d)	1,500,000	1,584,863
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	2,000,000	2,061,930
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	1,500,000	1,507,950
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	1,000,000	1,056,875
SBA Communications Corp., 144A, 3.125%, 02/01/29 (d)	2,000,000	1,924,799
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,262,845
Sprint Capital Corp., 8.750%, 03/15/32	1,500,000	2,219,625
Sprint Corp., 7.875%, 09/15/23	500,000	571,875
Sprint Corp., 7.125%, 06/15/24	3,000,000	3,457,530
Switch, Ltd., 144A, 3.750%, 09/15/28 (d)	2,250,000	2,219,839
Telecom Italia Capital SA, 7.200%, 07/18/36	1,500,000	1,896,798
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	2,000,000	2,169,200
T-Mobile USA, Inc., 2.625%, 04/15/26	800,000	815,500
T-Mobile USA, Inc., 4.750%, 02/01/28	3,000,000	3,209,700
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	1,500,000	1,625,318
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.125%, 12/15/24 (d)	500,000	515,313
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,000,000	1,990,500
Zayo Group Holdings, Inc., 144A, 4.000%, 03/01/27 (d)	2,500,000	2,463,263
		41,085,782

TRANSPORTATION: 0.4%
Delta Air Lines, Inc., 144A, 7.000%, 05/01/25 (d)	1,000,000	1,152,385
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,010,000
		2,162,385

UTILITY: 1.5%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,000,000	2,082,660
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,000,000	961,591
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,000,000	2,036,250
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,000,000	1,080,925
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,000,000	1,040,520
Topaz Solar Farms, LLC, 144A, 5.750%, 09/30/39 (d)	973,148	1,115,154
		8,317,100

TOTAL CORPORATE BONDS		502,823,274
(Cost $489,696,065)		.

LOANS: 2.2%
CAPITAL GOODS: 0.4%
EWT Holdings III Corp., 1 month LIBOR + 2.75%, 2.863%, 12/20/24 (e)	1,988,432	1,983,461

CONSUMER GOODS: 0.4%
Whole Earth Brands, Inc., 5.500%, 02/05/28 (e)	2,000,000	1,987,500

RETAIL: 0.2%
PetSmart, Inc., 4.500%, 02/12/28 (e)	1,000,000	999,850

TELECOMMUNICATIONS: 0.2%
Digicel International Finance, Ltd., 3.452%, 05/27/24 (e)	1,000,000	952,500

TRANSPORTATION: 1.0%
Mileage Plus Holdings, LLC, 6.250%, 06/20/27 (e)	3,000,000	3,192,435
SkyMiles IP, Ltd., 4.750%, 10/20/27 (e)	2,000,000	2,103,000
		5,295,435

TOTAL LOANS		11,218,746
(Cost $11,215,763)

TOTAL BONDS		514,542,833
(Cost $501,412,641)

CERTIFICATES OF DEPOSIT: 0.2%
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	400,000	405,382
Self-Help Federal Credit Union, 0.650%, 04/29/22 (b)	100,000	100,622
Shared Interest, Inc., 2.400%, 09/30/21 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		1,006,004
(Cost $1,000,000)

MONEY MARKET: 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.040% (f)(g)	18,746,040	18,746,040
(Cost $18,746,040)

TOTAL INVESTMENTS: 99.0%		537,210,677
(Cost $523,719,602)

Other assets and liabilities - (net): 1.0%		5,455,882

Net Assets: 100.0%		$542,666,559

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At March 31, 2021 the 1 month and 3 month LIBOR rates were 0.111% and 0.194%, respectively.

LP-Limited Partnership

REIT - Real Estate Investment Trust

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.